RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 — RELATED PARTY TRANSACTIONS

Contract Services

On August 27, 2021 the Company entered into a contract with Laila Cavalcanti Loss, a board member, to provide legal services to its subsidiary Simplicity One Brasil, LTDA. The contract calls for monthly payments of $2,500 and monthly equity awards of 250 shares of its common stock. The terms of the contract were retroactive to July 1, 2020 and at November 30, 2021, the Company has accrued $5,625 and 375 shares of stock for the payments of this contract.

The Company maintains a portion of its cash balance at a financial services company that is owned by an officer of the Company.

SIMPLICITY ESPORTS AND GAMING COMPANY

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

NOTE 7 — RELATED PARTY TRANSACTIONS

Private Units

In addition, the Sponsor purchased an aggregate of 31,812 Private Units, on a pre reverse-split asis, at $80.00 per Private Unit on a pre reverse-split basis for proceeds of $2,545,000 in the aggregate in the Private Placement. This purchase took place on a private placement basis simultaneously with the completion of the Initial Public Offering. This issuance was be made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.

The Sponsor committed to purchase from the Company up to an additional 3,281 Private Units if the underwriters’ over-allotment option was exercised in full.

On September 13, 2017, 7,000 additional Private Units, on a pre reverse-split basis were purchased by the Sponsor at $80.00 per Private Unit on a pre reverse-split basis upon the partial exercise of the over-allotment option.

Kaplan Promissory Note

On May 12, 2020 (the “Issue Date”), the Company issued a promissory note (the “Kaplan Note”) in the principal sum of $90,000 in favor of Jed Kaplan, the Company’s Chief Executive Officer, interim Chief Financial Officer, member of the Company’s Board of Directors and greater than 5% stockholder of the Company. The Kaplan Note matures on the first business day following the 150-day anniversary of the Issue Date (the “Maturity Date”). The Company will use the proceeds of the Kaplan Note to fund the operations of Simplicity One Brasil Ltda, the Company’s majority owned subsidiary (“Simplicity Brasil”). As of May 31, 2020, advances under the terms of this note were $64,728 (Note 8). Inconsideration for a 10% equity stake in Brasil Ltda., the Kaplan Note was retired during the year ended May 31, 2021.

Equity Sales

On May 7, 2020, we authorized the sale of 2,867 shares of our restricted Common Stock at $8.72 per share to William H. Herrmann, Jr. a member of our board of directors for $25,000 (Note 10).

The Company maintains its cash balance at a financial services company that is owned by an officer of the Company.